>
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To the Stockholders

     We are pleased to update you on Seligman Select Municipal Fund with this Third Quarter Report. During the three months ended September 30, 1995, your Fund paid Common Stockholders federally tax-free monthly dividends of $0.07 per share on July 26, August 23, and September 25, a total of $0.21 per share. The annualized distribution rate based on current net asset value was 6.82% at September 30, which is equivalent to a taxable yield of 11.29% based on the maximum federal tax rate of 39.6%. Preferred Stockholders were paid dividends atannual rates ranging from 3.769% to 4.05%. Earnings on your Fund|s assets in excess of the preferred dividend requirements constituted dividend income for Common Stockholders.

    At September 30, your Fund's net asset value was $12.31 per share, compared to $11.54 at December 31, 1994, and your Fund's market price was $12.00 per share, compared to $10.50 at December 31, 1994. Total return based on net asset value for the nine-month period was 12.41%, and based on market price was 20.43%, for the same period. (Total return reflects change in price, net asset or market value, as applicable, and assumes that any distributions paid within the period are reinvested in additional shares.)

     Encouraged by second quarter economic reports that suggested the U.S. economy had begun to moderate, the Federal Reserve Board voted on July 6 to lower the federal funds rate. Initially, the bond market reacted positively to this news. However, it wasn't long before the next round of economic reports proved surprisingly robust, prompting speculation that the economy was not as weak as believed. Consequently, long-term yields reversed their decline and spiked sharply. However, the municipal market began to improve in late August as signs of economic strength abated. By September 30, long-term yields were essentially unchanged from the previous quarter end.

     The municipal market has been underperforming the U.S. Treasury market since the second quarter due mainly to fears about tax reform legislation. Investors are concerned about the impact the legislation may have on municipal securities and they have been demanding higher yields as compensation. Currently, however, long-term municipal bonds, compared to U.S. Treasuries, are the most attractive they have been all year.

     Seligman Select Municipal Fund continues to offer competitive yields. The Fund remains invested in high-quality, long-term municipal bonds. Long-term municipals offer significantly higher yields than short-term municipals. New purchases have been concentrated in current coupon bonds, which allow the Fund to maintain its high yield but which still have the potential to appreciate in price as yields decline.

By order of the Board of Directors,


/s/ William C. Morris
----------------------
William C. Morris
Chairman


/s/ Thomas G. Moles
----------------------
Thomas G. Moles
President

October 27, 1995


==========================================================================================================================
PORTFOLIO OF INVESTMENTS (unaudited)
--------------------------------------------------------------------------------------------------------------------------
                            FACE                                                                 RATINGS
STATE                      AMOUNT                     MUNICIPAL BONDS                          MOODY'S/S&P    MARKET VALUE
--------------------------------------------------------------------------------------------------------------------------
Alaska -- 4.6%          $10,000,000   Alaska Housing Finance Corp. (Collateralized
                                        Home Mortgage Rev.), 7.65% due 6/1/2024 ..............   Aaa/AAA      $ 10,731,500

Arizona -- 0.9%           2,000,000   Phoenix Street and Highway User Rev., 6 1/2% due
                                        7/1/2009 .............................................   NR/AA           2,075,400

California -- 2.6%        6,000,000   San Joaquin Hills Transportation Corridor Agency
                                        Senior Lien Toll Road Rev. (Orange County),
                                        6 3/4% due 1/1/2032 ..................................   NR/NR           6,081,480

Delaware -- 3.1%          6,500,000   Delaware Economic Development Authority
                                        Exempt Facilities Rev. (Delmarva Power and
                                        Light Co. Project), 7.60% due 3/1/2020* ..............   Aaa/AAA         7,253,415

District of               9,000,000   Metropolitan Washington, D.C. Airports Authority
Columbia -- 7.8%                         Airport System Rev., 7.60% due 10/1/2014* ...........   A1/AA-          9,883,800

                          7,500,000   District of Columbia G.O.'s, 7 3/8% due 6/1/2009           Aaa/AAA         8,421,225

Florida -- 8.1%           5,700,000   Brevard County 7 3/8% due 3/1/2014                         Aaa/AAA         6,223,716
                          1,105,000   Brevard County 7 3/8% due 3/1/2014                         Aaa/AAA         1,201,433
                          3,015,000   Florida Housing Finance Agency (Home Ownership
                                        Rev.), 7.90% due 3/1/2022* ...........................   Aaa/NR          3,217,035
                          3,000,000   Florida Municipal Power Agency Rev. (St. Lucie
                                        Project), 5 1/2% due 10/1/2012 .......................   Aaa/AAA         2,916,090
                          5,150,000   Orange County Housing Finance Authority
                                        (Mortgage Rev.), 7.80% due 10/1/2022* ................   Aaa/NR          5,483,463

Illinois -- 2.3%          5,000,000   Chicago O'Hare International Airport International
                                        Terminal Special Rev., 7 5/8% due 1/1/2010* ..........   Aaa/AAA         5,519,100

Indiana -- 2.3%           5,000,000   Indiana Employment Development  Commission
                                        Environmental  Rev. (Public Service Company of
                                        Indiana Inc.),  7 1/2% due 3/15/2015* ................   Aaa/AAA         5,494,200

Louisiana -- 5.1%        10,000,000   Louisiana Public Facilities Authority Hospital Rev
                                        (Southern Baptist Hospitals, Inc. Project), 8%
                                        due 5/15/2012 ........................................   NR/AAA         12,037,300

Massachusetts -- 3.4%     5,370,000   Massachusetts Housing Finance Agency (Multi-
                                        Family Residential Development Rev.), 7.65%
                                        due 2/1/2028* ........................................   Aaa/AAA         5,617,718

                          2,125,000   Massachusetts State G.O.'s Consolidated Loan, 7 3/8%
                                        due 2/1/2008* ........................................   Aaa/AAA         2,359,132

Michigan -- 2.7%          6,000,000   Royal Oak, MI Hospital Finance  Authority Rev.
                                        (William  Beaumont  Hospital),  6 3/4% due 1/1/2020 ..   Aa/AA           6,246,480

Nebraska -- 1.7%          3,835,000   Nebraska Investment Finance Authority (Single
                                        Family Mortgage Rev.),  8 1/8% due 8/15/2038* ........   Aaa/AAA         4,060,575

Nevada -- 5.6%            7,000,000   Clark County Industrial Development Rev.(Nevada
                                        Power Company Project), 7.80% due 6/1/2020* ..........   Aaa/AAA         7,801,570

                          5,000,000   Washoe County Water Facility Rev. (Sierra Pacific
                                        Power Company Project), 6.65% due 6/1/2017* ..........   Aaa/AAA         5,306,250

New Hampshire -- 6.1%     6,300,000   New Hampshire Housing Finance Authority (Single
                                        Family Residential Mortgage Rev.), 7.90% due
                                        7/1/2022* ............................................   Aa/A+           6,683,481

                          6,950,000   New Hampshire State Industrial Development
                                        Authority Pollution Control Rev. (The
                                        Connecticut Light and Power Company
                                        Project), 7 3/8% due 12/1/2019* ......................   Aaa/AAA         7,605,385


==========================================================================================================================
                                                                                                        September 30, 1995
--------------------------------------------------------------------------------------------------------------------------
                            FACE                                                                 RATINGS
STATE                      AMOUNT                     MUNICIPAL BONDS                          MOODY'S/S&P    MARKET VALUE
--------------------------------------------------------------------------------------------------------------------------
New Jersey -- 1.8%      $ 4,060,000   New Jersey Housing & Mortgage Finance Agency
                                       (Home Buyer Rev.), 7.70% due 10/1/2029* ...............   Aaa/AAA      $  4,276,073

New York -- 7.9%         10,000,000   New York State Energy Research & Development
                                        Authority Electric Facilities Rev. (Consolidated
                                        Edison Co. NY Inc. Project), 7 1/2% due 1/1/2026* ....   Aaa/AAA        10,987,300

                          7,500,000   New York State Thruway Authority Rev., 6% due
                                        1/1/2025 .............................................   Aaa/AAA         7,511,325

New York and              6,000,000   Port Authority of New York and New Jersey,  8%
New Jersey -- 2.6%                      due 12/1/2023* .......................................   Aaa/AAA         6,210,960

Ohio -- 2.9%              6,570,000   Ohio Housing Finance Agency (Single Family
                                        Mortgage  Rev.),  7.65% due 3/1/2029* ................   NR/AAA          6,847,714

Pennsylvania -- 6.7%      2,500,000   Allegheny County Airport Rev. (Greater Pittsburgh
                                        International Airport), 6.80% due 1/1/2010* ..........   Aaa/AAA         2,713,700

                          3,000,000   Lehigh County Industrial Development Authority
                                        Pollution Control Rev. (Pennsylvania Power &
                                        Light Company Project), 6.40% due 11/1/2021 ..........   Aaa/AAA         3,078,690

                         10,000,000   Philadelphia, PA Airport Rev., 6.10% due
                                        6/15/2025* ...........................................   Aaa/AAA         9,917,500

South Dakota -- 3.9%      8,315,000   South Dakota Student Loan Corporation Student
                                        Loan Rev., 7 5/8% due 8/1/2006* ......................   Aaa/AAA         9,125,796

Tennessee -- 2.6%         6,000,000   Humphreys County Industrial Development Board
                                        Solid Waste Disposal Rev. (E.I. du Pont de
                                        Nemours & Co. Project), 6.70% due 5/1/2024* ..........   Aa3/AA-         6,225,180

Texas -- 8.7%            10,000,000   Lower Colorado River Authority Rev., 6% due
                                        1/1/2017 .............................................   Aaa/AAA         9,986,900

                          5,000,000   Matagorda County Navigation District No. 1
                                        Pollution Control Rev. (Houston Lighting and
                                        Power Company Project), 7 7/8% due 11/1/2016* .........  Aaa/AAA         5,287,750

                          5,000,000   Matagorda County Navigation District No. 1
                                        Pollution Control Rev. (Central Power and Light
                                        Co. Project), 7 7/8% due 12/1/2016* ...................  Aaa/AAA         5,298,650

Washington -- 3.9%        2,000,000   Grant County Public Utility District No. 002 (Priest
                                        Rapids Hydroelectric Development Rev.), 7.70%
                                        due 1/1/2018* .........................................  A1/A+           2,200,400

                          6,000,000   Snohomish County Public Utility District Rev., 6%
                                        due 1/1/2018 ..........................................  Aaa/AAA         5,919,600

                          1,000,000   Spokane Regional Solid Waste Management System
                                        Rev., 7 3/4% due 1/1/2011* ............................  Aaa/AAA         1,103,990
                                                                                                              ------------
TOTAL MUNICIPAL BONDS (COST $214,552,163) -- 97.3% ....................................................        228,911,276
SHORT-TERM HOLDINGS (COST $1,600,000) -- 0.7% .........................................................          1,600,000
OTHER ASSETS LESS LIABILITIES -- 2.0% .................................................................          4,717,980
                                                                                                              ------------
NET INVESTMENT ASSETS -- 100.0% .......................................................................       $235,229,256
                                                                                                              ============

---------------
* Interest income earned from this security is subject to the federal alternative minimum tax. Note: Investments in tax-exempt securities and other short-term holdings maturing in more than 60 days are valued based upon quotations provided by an independent pricing service or, in their absence, at fair value determined in accordance with procedures approved by the Board of Directors. Short-term holdings maturing in 60 days or less are generally valued at amortized cost.

MANAGER
J. & W. Seligman & Co. Incorporated
100 Park Avenue
New York, NY 10017

GENERAL COUNSEL
Sullivan & Cromwell

INDEPENDENT AUDITORS
Deloitte & Touche LLP

STOCKHOLDER SERVICE AGENT
Seligman Data Corp.
100 Park Avenue
New York, NY 10017

IMPORTANT TELEPHONE NUMBERS
(800) 874-1092   STOCKHOLDER SERVICES
(800) 622-4597   24-HOUR AUTOMATED
                 TELEPHONE ACCESS SERVICE




                      Seligman Select Municipal Fund, Inc.
                                   Managed by

                             J. & W. Seligman & Co.
                                  incorporated
                        Investment Managers and Advisors
                                established 1864
                      100 Park Avenue, New York, NY 10017


                     Photo: Courtesy Michigan Travel Bureau

                                                                    CESEL3c 9/95

                                    SELIGMAN
================================================================================
                                     SELECT
================================================================================
                                   MUNICIPAL
                                   FUND, INC.


                                    [photo]





                                     [logo]
                              THIRD QUARTER REPORT
                               SEPTEMBER 30, 1995
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